Basis of Presentation	3 Months Ended
Jan. 31, 2012
Basis of Presentation [Text Block]
1.	Basis of Presentation

The unaudited interim financial statements for the quarter ended January 31, 2012 included herein have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with United States generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. These unaudited interim financial statements should be read in conjunction with the October 31, 2011 audited annual financial statements and notes thereto.